Trade receivables, prepayments and other receivables - Summary of trade receivables prepayments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables, prepayments and other receivables
Trade receivables	¥ 531,930	¥ 318,044
Less: loss allowance (Note 31(a))	(69,795)	(65,437)
Trade receivables, net of loss allowance	462,135	252,607
Receivables from payments made on behalf of customers, net of allowance	19,593	31,917
Receivables from loans to employees		18,501
Other receivables	19,593	50,418
Trade and other receivables at amortized cost	481,728	303,025
Prepayments to suppliers	109,584	67,542
Refundable value-added tax	106,946	64,678
Others	33,863	15,014
Prepayments	250,393	147,234
Prepayments and other receivables	¥ 269,986	¥ 197,652